Deferred income tax assets and liabilities and income tax expense - Summary of tax losses carryforwards (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Tax Losses Carryforwards [Line Items]
Total tax loss	$ 315,763	$ 203,423	$ 194,689
2027 [member]
Disclosure Of Tax Losses Carryforwards [Line Items]
Total tax loss	6,284	5,372	6,185
2028 [member]
Disclosure Of Tax Losses Carryforwards [Line Items]
Total tax loss	73,806	63,097	72,643
2029 [Member]
Disclosure Of Tax Losses Carryforwards [Line Items]
Total tax loss	21,678	18,533	32,126
2030 Onward [Member]
Disclosure Of Tax Losses Carryforwards [Line Items]
Total tax loss	$ 213,995	$ 116,421	$ 83,735